SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Capital lease obligations, current	$ 16.9	$ 23.6
Capital lease obligations, non current	4.7	7.4
Debt obligation	$ 2.4
Change in shares, SAPESCO - NESR ordinary share consideration	2,237,000
Change in Shares, SAPESCO - Additional Earn-Out Shares	145,039
SAPESCO [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Stock to be issued during period, shares, acquisitions	270,917
Accounts Payable [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Payments to Acquire Property, Plant, and Equipment	$ 8.7	20.0
Accounts Payable [Member] | Seller Provided Installment Financing [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Payments to Acquire Property, Plant, and Equipment	15.1
Accrued Liabilities [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Payments to Acquire Property, Plant, and Equipment	$ 0.2	0.9
Short Term Borrowings [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Payments to Acquire Property, Plant, and Equipment		33.9
Other Current Liabilities [Member] | Seller Provided Installment Financing [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Payments to Acquire Property, Plant, and Equipment		4.1
Other Liabilities [Member] | Seller Provided Installment Financing [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Payments to Acquire Property, Plant, and Equipment		$ 1.4